Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Supplemental Information Related to Leases	Supplemental information related to leases is as follows:
December 31, 2022
Operating leases:
Operating lease right-of-use assets	$726
Current Operating lease liabilities	$445
Non-Current Operating lease liabilities	$237
Total Operating lease liabilities	$682

Schedule of Other Information	Other information:
Year ended December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities (cash paid in thousands)	$747
Weighted Average Remaining Lease Term	1.50
Weighted Average Discount Rate	3.49%

Schedule of Lease Costs Components	The lease costs components are as follows:
Year ended December 31, 2022
Fixed payments	$723
Variable payments that depend on an index or rate	24
Total lease cost	$747

Schedule of Maturities of Operating Lease Liabilities	Maturities of operating lease liabilities were as follows:
December 31, 2022
2023	$476
2024	177
2025	70
Total operating lease payments	723
Less: imputed interest	(41)
Present value of lease liabilities	$682